Offerings	Jan. 07, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.500% Guaranteed Notes due 2035 of CRH America Finance, Inc.
Amount Registered | shares	1,250,000,000
Proposed Maximum Offering Price per Unit	0.99985
Maximum Aggregate Offering Price	$ 1,249,812,500
Fee Rate	0.01531%
Amount of Registration Fee	$ 191,346.3
Offering Note
(1)	Pursuant to Rule 457(n), no separate fee for the Guarantees is payable.
(2)
The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering of (i) $1,250,000,000 aggregate principal amount of 5.500% Guaranteed Notes due 2035 and (ii) $500,000,000 aggregate principal amount of 5.875% Guaranteed Notes due 2055 of CRH America Finance, Inc. and Guarantees of such securities by CRH public limited company.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.875% Guaranteed Notes due 2055 of CRH America Finance, Inc.
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	0.9993
Maximum Aggregate Offering Price	$ 499,650,000
Amount of Registration Fee	$ 76,496.42
Offering Note
(1)	Pursuant to Rule 457(n), no separate fee for the Guarantees is payable.
(2)
The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering of (i) $1,250,000,000 aggregate principal amount of 5.500% Guaranteed Notes due 2035 and (ii) $500,000,000 aggregate principal amount of 5.875% Guaranteed Notes due 2055 of CRH America Finance, Inc. and Guarantees of such securities by CRH public limited company.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of CRH plc of 5.500% Guaranteed Notes due 2035 of CRH America Finance, Inc.
Amount of Registration Fee	$ 0
Offering Note
(1)	Pursuant to Rule 457(n), no separate fee for the Guarantees is payable.
(2)
The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering of (i) $1,250,000,000 aggregate principal amount of 5.500% Guaranteed Notes due 2035 and (ii) $500,000,000 aggregate principal amount of 5.875% Guaranteed Notes due 2055 of CRH America Finance, Inc. and Guarantees of such securities by CRH public limited company.

Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of CRH plc of 5.875% Guaranteed Notes due 2055 of CRH America Finance, Inc.
Amount of Registration Fee	$ 0
Offering Note
(1)	Pursuant to Rule 457(n), no separate fee for the Guarantees is payable.
(2)
The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering of (i) $1,250,000,000 aggregate principal amount of 5.500% Guaranteed Notes due 2035 and (ii) $500,000,000 aggregate principal amount of 5.875% Guaranteed Notes due 2055 of CRH America Finance, Inc. and Guarantees of such securities by CRH public limited company.